LOANS FROM RELATED PARTIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) d $ / shares shares
Statement [Line Items]
Loans From Related Parties 1	$ 4,500,000
Loans From Related Parties 2	5.00%
Loans From Related Parties 3 | d	10
Loans From Related Parties 4	$ 114,230
Loans From Related Parties 5 | d	1
Loans From Related Parties 6	$ 1,371,000
Loans From Related Parties 7	9,000,000
Loans From Related Parties 8	$ 0.45
Loans From Related Parties 9 | $ / shares	$ 0.35
Loans From Related Parties 10	1.00%
Loans From Related Parties 11 | shares	58,441,558
Loans From Related Parties 12 | $ / shares	$ 0.077
Loans From Related Parties 13 | shares	9,000,000
Loans From Related Parties 14	20.00%
Loans From Related Parties 15	5
Loans From Related Parties 16	$ 2,346,000
Loans From Related Parties 17	4,500,000
Loans From Related Parties 18	3,903,000
Loans From Related Parties 19	127,000
Loans From Related Parties 20	54,000
Loans From Related Parties 21	$ 3,976,000
Loans From Related Parties 22	4.50%
Loans From Related Parties 23	$ 2,000,000
Loans From Related Parties 24	5.00%
Loans From Related Parties 25	$ 50,769
Loans From Related Parties 26 | d	1
Loans From Related Parties 27	$ 660,000
Loans From Related Parties 28	4,000,000
Loans From Related Parties 29	$ 0.45
Loans From Related Parties 30 | $ / shares	$ 0.35
Loans From Related Parties 31	1.00%
Loans From Related Parties 32 | shares	25,974,025
Loans From Related Parties 33 | $ / shares	$ 0.077
Loans From Related Parties 34 | shares	4,000,000
Loans From Related Parties 35	20.00%
Loans From Related Parties 36	5
Loans From Related Parties 37	$ 1,043,000
Loans From Related Parties 38	2,000,000
Loans From Related Parties 39	1,560,000
Loans From Related Parties 40	77,000
Loans From Related Parties 41	24,000
Loans From Related Parties 42	$ 1,613,000
Loans From Related Parties 43	4.50%
Loans From Related Parties 44	$ 1,000,000
Loans From Related Parties 45	12.00%
Loans From Related Parties 46	$ 200,000
Loans From Related Parties 47	1,200,000
Loans From Related Parties 48	$ 1,500,000
Loans From Related Parties 49	12.00%
Loans From Related Parties 50	10.00%
Loans From Related Parties 51	$ 1,500,000
Loans From Related Parties 52	1,500,000
Loans From Related Parties 53	1,500,000
Loans From Related Parties 54	450,000
Loans From Related Parties 55	50,000
Loans From Related Parties 56	500,000
Loans From Related Parties 57	0
Loans From Related Parties 58	1,000,000
Loans From Related Parties 59	$ 1,050,000